UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08201

ALLIANCEBERNSTEIN GREATER CHINA ‘97 FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York	10105
(Address of principal executive offices)	(Zip code)

Mark R. Manley

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2007

Date of reporting period: April 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Greater China ‘97 Fund

Portfolio of Investments

April 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.9%
Financials - 35.1%
Banking - Regional - 1.1%
Chinatrust Financial Holding Co. Ltd.	1,488,753	$1,166,411

Commercial Banks - 14.1%
China Construction Bank Corp.-Class H (a)	8,209,000	4,968,070
China Merchants Bank Co. Ltd.-Class H (b)	425,500	1,035,497
Industrial & Commercial Bank of China-Class H (b)	14,987,000	8,143,759
Wing Hang Bank Ltd.	133,000	1,587,375

		15,734,701

Diversified Financial Services - 2.3%
Hong Kong Exchanges and Clearing Ltd.	200,000	1,905,326
Jardine Matheson Holdings Ltd.	30,000	699,072

		2,604,398

Insurance - 7.0%
Cathay Financial Holding Co. Ltd.	1,317,831	2,668,854
Cathay Financial Holding Co. Ltd. (GDR) (a)	4,408	92,788
China Life Insurance Co. Ltd.-Class H	1,656,000	5,108,759

		7,870,401

Real Estate - 5.5%
Sino Land Co.	981,983	2,059,447
Sun Hung Kai Properties Ltd.	351,000	4,100,971

		6,160,418

Real Estate Management & Development - 5.1%
Cheung Kong Holdings Ltd.	127,000	1,645,311
Shun Tak Holdings Ltd.	1,310,000	1,822,820
Swire Pacific Ltd. - Class H	199,000	2,272,379

		5,740,510

		39,276,839

Consumer Discretionary - 9.9%
Distributors - 1.8%
Li & Fung Ltd.	663,000	2,059,780

Retail - General Merchandise - 1.2%
Lifestyle International Holdings Ltd.	382,500	1,301,128

Specialty Retail - 6.9%
Esprit Holdings Ltd.	321,500	3,896,506
GOME Electrical Appliances Holdings Ltd.	2,492,000	3,844,722

		7,741,228

		11,102,136

Health Care - 9.5%
Medical Products - 9.5%
Shandong Weigao Group Medical Polymer Co. Ltd.-Class H	6,088,000	10,646,373

Information Technology - 9.2%
Computers & Peripherals - 1.5%
Foxconn Technology Co., Ltd.	106,550	998,976
High Tech Computer Corp.	41,000	610,827

		1,609,803

Electronic Equipment & Instruments - 3.2%
AU Optronics Corp.	1,385,912	2,184,999
HON HAI Precision Industry Co. Ltd.	212,875	1,403,914

		3,588,913

Semiconductors & Semiconductor Equipment - 4.5%
Novatek Microelectronics Corp. Ltd.	213,000	1,047,295
Taiwan Semiconductor Manufacturing Co. Ltd.	1,966,959	4,004,223

		5,051,518

		10,250,234

Industrials - 7.7%
Electrical Equipment - 4.5%
Harbin Power Equipment-Class H	1,000,000	1,163,927
Silitech Technology Corp.	289,000	1,301,424
Zhuzhou CSR Times Electric Co. Ltd.-Class H (b)	1,692,000	2,573,993

		5,039,344

Industrial Conglomerates - 2.2%
Hutchison Whampoa Ltd.	161,000	1,550,292
Melco International Development	456,000	885,377

		2,435,669

Multi Industry Companies - 0.8%
Hopewell Holdings	203,000	893,229

Transportation Infrastructure - 0.2%
Dalian Port PDA Co. Ltd.-Class H (b)	348,000	198,201

		8,566,443

Consumer Staples - 7.5%
Food Products - 7.5%
China Mengniu Dairy Co Ltd.	1,665,000	5,048,149
China Yurun Food Group Ltd.	2,863,000	3,286,462

		8,334,611

Energy - 6.8%
Oil, Gas & Consumable Fuels - 6.8%
China Petroleum & Chemical Corp.-Class H	2,658,000	2,317,697
China Shenhua Energy Co. Ltd.-Class H	1,212,000	2,995,139
PetroChina Co., Ltd.-Class H	2,008,000	2,254,867

		7,567,703

Telecommunication Services - 5.5%
Wireless Telecommunication Services - 5.5%
China Mobile Ltd.	685,500	6,174,329

Healthcare - 2.1%
Drugs - 2.1%
Simcere Pharmaceutical Group (ADR) (b)	139,700	2,319,020

Transportation - 1.6%
Shipping - 1.6%
Yangzijiang Shipbuilding Holdings Ltd. (b)	2,094,000	1,819,371

Total Common Stocks (cost $64,363,618)		106,057,059

WARRANTS - 1.0%
Funds and Investment Trusts - 1.0%
Shenzhen Expressway Co. Ltd., expiring 7/20/09 (a)(b) (cost $449,685)	918,700	1,111,627

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.5%
Time Deposit - 2.5%
BNP Paribas
5.28%, 5/01/07 (cost $2,800,000)	$2,800	2,800,000

Total Investments - 98.4% (cost $67,613,303)		109,968,686
Other assets less liabilities - 1.6%		1,837,075

Net Assets - 100.0%		$111,805,761

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in the transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the aggregate market value of these securities amounted to $6,172,485 or 5.5% of net assets.

(b)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poors. The fund components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market. The GICS structure consists of 10 sectors, 24 industry groups, 64 industries and 139 sub-industries.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Country Breakdown *

AllianceBernstein Greater China ‘97 Fund

April 30, 2007 (unaudited)

Summary

53.5%	Hong Kong
29.3%	China
14.1%	Taiwan
0.6%	Singapore
2.5%	Short-Term Investments

100.0%	Total Investments

*	All data are as of April 30, 2007. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Greater China ‘97 Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: June 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: June 22, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: June 22, 2007